ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio
AST International Growth Portfolio
AST Marsico Capital Growth Portfolio
AST BlackRock Value Portfolio
AST T. Rowe Price Natural Resources Portfolio

Supplement dated June 17, 2013 to the Statement of Additional Information (SAI) dated April 29, 2013

This supplement sets forth changes to the Statement of Additional Information (SAI), dated April 29, 2013, of Advanced Series Trust (the Trust). The following should be read in conjunction with the SAI and should be retained for future reference. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the SAI.

The Trust’s SAI is amended as follows:

I. Subadviser Replacement for AST Advanced Strategies Portfolio

The Board of Trustees of the Trust recently approved replacing Marsico Capital Management, LLC as sole subadviser to the AST Advanced Strategies Portfolio with Brown Advisory, LLC and Loomis Sayles & Company, L.P. This change is expected to become effective on June 17, 2013.

To reflect these changes, the Trust’s SAI is revised as follows:

A.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST Advanced Strategies Portfolio and substituting the following information set forth below:

Portfolio	Subadviser	Fee Rate
AST Advanced Strategies Portfolio	Brown Advisory, LLC*

0.30% of average daily net assets to $500 million;

0.25% of average daily net assets over $500 million to $1 billion;

0.20% of average daily net assets over $1 billion

(domestic large cap growth category)

	Loomis Sayles & Company, L.P.	0.25% of average daily net assets (domestic large cap growth category)

*Brown Advisory, LLC (Brown Advisory): For purposes of calculating the fee payable to Brown Advisory, the assets managed by Brown Advisory in the AST Advanced Strategies Portfolio will be aggregated with the assets managed by Brown Advisory in: (i) the AST New Discovery Asset Allocation Portfolio; (ii) the PSF Global Portfolio; (iii) the Large Capitalization Growth Portfolio of the Target Portfolio Trust; and (iv) other future large cap growth accounts under which Brown Advisory provides substantially similar advisory or subadvisory services and which Brown Advisory and PI and/or ASTIS, as applicable, mutually agree in writing, may be included in determining the level of average daily net assets for purposes of the fee calculation.

B.	The table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST Advanced Strategies Portfolio and substituting the following information set forth below:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Brown Advisory, LLC*	Kenneth M. Stuzin, CFA	10/$5,500 million	7/$2,430 million	614/$6,275 million	None
Loomis, Sayles & Company, L.P.*	Aziz Hamzaogullari	4/$1,093 million	3/$438 million 1/$425 million	59/$1,928	None

*Information is as of May 31, 2013

C.	In Part I of the SAI, in the section entitled “Portfolio Managers: Compensation & Conflicts Policies,” the existing discussion pertaining to Marsico Capital Management, LLC is hereby deleted, and the following new discussion pertaining to Loomis, Sayles & Company, L.P. is hereby added to the section:

Loomis, Sayles & Company, L.P. (Loomis Sayles)

MATERIAL CONFLICTS OF INTEREST. Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the funds and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the funds, or sells a stock for some accounts while buying the stock for others, and through the use of soft dollar arrangements.

PORTFOLIO MANAGER COMPENSATION. The following describes the structure of, and the method used to determine, the compensation of Mr. Hamzaogullari as of May 31, 2013.

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan. Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations. Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component of total variable compensation and generally represents at least 70% of the total for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for equity managers is measured by comparing the performance of Loomis Sayles’ institutional composites to the performance of the applicable Morningstar, Inc. (Morningstar) peer group. Generally speaking, the performance of the respective product’s fund is compared against the applicable Morningstar peer group. If the majority of the assets in the product are contained in the mutual fund that comparison will drive compensation. To the extent the majority of assets managed in the fund strategy are for institutional separate accounts, the eVestment Alliance, LLC institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for the strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1, 3 and 5 year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). In addition, effective 2013, the performance measurement for equity compensation will incorporate a consistency metric using longer term (3, 5, etc.) rolling excess return compared to peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to a product’s particular style. If a manager is responsible for more than one product, the rankings of each product are weighted based on either relative revenue or asset size of accounts represented in each product. An external benchmark is used as a secondary comparison. The external benchmark used for the investment style utilized for the AST Advanced Strategies Portfolio is the Russell 1000 Growth Index

Loomis Sayles also uses either institutional peer groups as a point of comparison for equity manager performance, or a Morningstar universe. In cases where the institutional peer groups are used, Loomis Sayles believes they represent the most competitive product universe while closely matching the investment styles offered by Loomis Sayles.

General

Mutual funds are not included in Loomis Sayles’ composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. The plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and
•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).

II. Subadviser Replacement for AST International Growth Portfolio

The Board of Trustees of the Trust recently approved replacing Marsico Capital Management, LLC as sole subadviser to the AST International Growth Portfolio with Neuberger Berman Management LLC. This change is expected to become effective on June 17, 2013.

To reflect these changes, the Trust’s SAI is revised as follows:

A.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST International Growth Portfolio and substituting the following information set forth below:

Portfolio	Subadviser	Fee Rate
AST International Growth Portfolio	Neuberger Berman Management LLC	0.375% of average daily net assets to $500 million; 0.325% of average daily net assets over $500 million to $1.5 billion; 0.300% of average daily net assets over $1.5 billion

B.	The table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST International Growth Portfolio and substituting the following information set forth below:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Neuberger Berman Management LLC*	Benjamin Segal, CFA	4/$1,233 million	0/$0	35/$7,081 million**	None

* Information is as of May 3, 2013

**Other Accounts include: Institutional Separate Accounts, Sub-Advised Accounts, and Managed Accounts (WRAP).

III. Subadviser Replacement and Name Change for AST Marsico Capital Growth Portfolio

The Board of Trustees of the Trust recently approved replacing Marsico Capital Management, LLC as sole subadviser to the AST Marsico Capital Growth Portfolio with Loomis, Sayles & Company, L.P. and changing the name of the AST Marsico Capital Growth Portfolio to the AST Loomis Sayles Large-Cap Growth Portfolio. These changes are expected to become effective on or about the close of business on or about July 15, 2013.

To reflect these changes, the Trust’s SAI is revised as follows:

A.	All references in the SAI to the AST Marsico Capital Growth Portfolio are hereby changed to AST Loomis Sayles Large-Cap Growth Portfolio.

B.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST Marico Capital Growth Portfolio and substituting the following information set forth below:

Portfolio	Subadviser	Fee Rate
AST Loomis Sayles Large-Cap Growth Portfolio	Loomis, Sayles & Company, L.P.	0.25% of average daily net assets

C.	The table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to Marsico Capital Management, LLC with respect to the AST Marsico Capital Growth Portfolio and substituting the following information for the set forth below:

AST Loomis Sayles Large-Cap Growth Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Loomis, Sayles & Company, L.P.*	Aziz Hamzaogullari	4/$1,093 million	3/$438 million 1/$425 million	59/$1,928	None

* Information is as of May 31, 2013.

* Performance based accounts are listed in italics.

IV. Subadviser Replacement and Name Change for AST BlackRock Value Portfolio

The Board of Trustees of the Trust recently approved replacing BlackRock Investment Management, LLC as sole subadviser to the AST BlackRock Value Portfolio with Herndon Capital Management, LLC and changing the name of the AST BlackRock Value Portfolio to the AST Herndon Large-Cap Value Portfolio. These changes are expected to become effective on or about the close of business on or about July 15, 2013.

To reflect these changes, the Trust’s SAI is revised as follows:

A.	All references in the SAI to the AST BlackRock Value Portfolio are hereby changed to AST Herndon Large-Cap Value Portfolio.

B.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to BlackRock Investment Management LLC with respect to the AST BlackRock Value Portfolio and substituting the following information set forth below:

Portfolio	Subadviser	Fee Rate
AST Herndon Large-Cap Value Portfolio	Herndon Capital Management, LLC	0.25% of average daily net assets to $200 million 0.20% of average daily net assets over $200 million to $500 million 0.18% of average daily net assets over $500 million

C.	The table in Part I of the SAI entitled “Portfolio Managers: Other Accounts” is hereby revised by removing all references and information pertaining to BlackRock Investment Management LLC with respect to the AST BlackRock Value Portfolio and substituting the following information for the set forth below:

AST Herndon Large-Cap Value Portfolio
Subadviser	Portfolio Manager	Registered Investment Companies**	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
Herndon Capital Management, LLC*	Randell A. Cain Jr.	3/$1.345 billion	None	169/$6.72	None

* Information is as of May 31, 2013.

** Herndon does not have a registered investment company, however we subadvise and co-subadvise some registered investment companies.

D.	In Part I of the SAI, in the section entitled “Portfolio Managers: Compensation & Conflicts Policies,” the existing discussion pertaining to BlackRock Investment Management LLC is hereby deleted, and the following new discussion pertaining to Herndon Capital Management, LLC is hereby added to the section:

Compensation

Herndon Capital Management has implemented a compensation program for their portfolio managers and analysts, which includes salary plus bonus. The compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long term performance.

The compensation for portfolio managers includes a component based on performance of the portfolios. Analyst’s compensation includes a component based on the subjective assessment of their contribution to the analytical portion of the investment process.

All employees will be entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool will be funded by a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing will be distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor.

This bonus/profit sharing is expected to become a significant component of every employees overall compensation as the company’s profitability grows over time.

The three principals own a 15% ownership stake in the firm and will participate in ownership related cash-flows.

Conflicts of Interest
Herndon seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and multiple separate accounts. A portfolio manager makes decisions for each account including the Fund based on the investment objectives, guidelines, directions, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, a portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of the securities purchased for the accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Herndon has adopted policies and procedures that it believes addresses the potential conflicts of interest including the allocation of investment opportunities on a fair and equitable basis over time; although there is no assurance that such policies and procedures will adequately address such conflicts. The firm’s Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.

V. Portfolio Manager Change for AST T. Rowe Price Natural Resources Portfolio

On or about September 30, 2013, Shawn Driscoll will succeed Timothy E. Parker as the lead portfolio manager to the AST T. Rowe Price Natural Resources Portfolio.

To reflect these changes, the Trust’s SAI is revised as follows:

A.	All references to Mr. Parker in the SAI are hereby deleted as of September 30, 2013. Effective as of September 30, 2013, the following is added to the table in Part I of the SAI entitled “Portfolio Managers: Other Accounts.”

AST T.Rowe Natural Resources Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Fund Ownership
T. Rowe Price Associates, Inc.	Shawn Driscoll*	None	None	None	None

*As of the date of this Supplement, Mr. Driscoll did not manage any accounts.

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